Discontinued operations (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Disclosure of detailed information about discontinued operations [Table Text Block]
	Cerro del	Black Fox	Discontinued
	Gallo	Complex	operations
Year Ended December 31, 2017
Revenue	$-	$65,828	$65,828
Operating expenses	-	39,982	39,982
Depreciation and depletion	44	7,269	7,313
Total cost of sales	44	47,251	47,295
(Loss) earnings from mine operations	(44)	18,577	18,533
Mining interest impairment charge	(50,000)	(44,963)	(94,963)
Exploration expenses	(830)	-	(830)
General and administrative expenses	(3)	(252)	(255)
Other charges	-	(51)	(51)
Loss from operations	(50,877)	(26,689)	(77,566)
Other expense items	(3,069)	(1,385)	(4,454)
Loss before income taxes	(53,946)	(28,074)	(82,020)
Income tax recovery	5,711	-	5,711
Net loss	($48,235)	($28,074)	($76,309)

	Cerro del	Black Fox	Discontinued
	Gallo	Complex	operations

Year Ended December 31, 2016
Revenue	$-	$71,595	$71,595
Operating expenses	-	54,815	54,815
Depreciation and depletion	82	16,131	16,213
Total cost of sales	82	70,946	71,028
(Loss) earnings from mine operations	(82)	649	567
Mining interest impairment charge	-	(117,000)	(117,000)
Exploration expenses	(1,529)	-	(1,529)
General and administrative expenses	(164)	(1,109)	(1,273)
Loss from operations	(1,775)	(117,460)	(119,235)
Other expense items	(315)	(902)	(1,217)
Loss before income taxes	(2,090)	(118,362)	(120,452)
Income tax recovery	326	1,200	1,526
Net loss	($1,764)	($117,162)	($118,926)

	Cerro del	Black Fox	Discontinued
	Gallo	Complex	operations
Year Ended December 31, 2015
Revenue	$-	$78,112	$78,112
Operating expenses	-	59,811	59,811
Depreciation and depletion	90	21,312	21,402
Total cost of sales	90	81,123	81,213
Earnings (loss) from mine operations	(90)	(3,011)	(3,101)
Mining interest impairment charge	(22,000)	(82,000)	(104,000)
Exploration expenses	-	-	-
Share-based compensation	-	-	-
General and administrative expenses	(21)	(1,002)	(1,023)
Other charges	-	-	-
Earnings (loss) from operations	(22,111)	(86,013)	(108,124)
Other income (expense) items	41	2,836	2,877
Earnings (loss) before income taxes	(22,070)	(83,177)	(105,247)
Income tax recovery (expense)	(323)	7,917	7,594
Net income (loss)	($22,393)	($75,260)	($97,653)

Disclosure of detailed information about discontinued operations - cash flows [Table Text Block]
	Years ended December 31
Cash flow from (used in):	2017	2016	2015

Operating activities before working capital changes	$16,077	$21,170	$21,058
Changes in non-cash working capital	($2,637)	$7,704	($8,478)
Operating activities	$13,440	$28,874	$12,580
Investing activities	($13,387)	($30,879)	($36,784)
Financing activities and effect of foreign exchange rates	($1,033)	($4,582)	($5,715)
Net cash flow from (used in) discontinued operations	($980)	($6,587)	($29,919)